Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Stock option activity
		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2018	941,408	658,592	$ 0.94
Granted(1)	(487,304)	487,304	6.00
Forfeited(2)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Balances at September 30, 2019	494,104	1,105,896	2.99

		Options Outstanding
	Options Available	Number of Options	Weighted-Average Exercise Price
Balances at January 1, 2017	420,000	280,000	$0.001
Board-approved increase in option pool(1)	900,000	—	—
Granted (2)	(378,592)	378,592	1.63
Forfeited	—	—	—
Exercised	—	—	—
Balances at December 31, 2017	941,408	658,592	0.94
Granted(3)	(487,304)	487,304	6.00
Forfeited(4)	40,000	(40,000)	6.00
Exercised	—	—	—
Balances at December 31, 2018	494,104	1,105,896	2.99

Summary of options outstanding
Exercise Prices	Number of Shares subject to Options Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Subject to Options Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.0 years	457,940	6.9 years
6.00	550,376	8.8 years	232,341	8.7 years
	1,105,896		690,281

Exercise Prices	Numberof Shares Outstanding	Weighted Average Remaining Contractual Term	Number of Shares Fully Vested and Exercisable	Weighted Average Remaining Contractual Term
$0.001	555,520	7.7 years	406,280	7.6 years
$6.00	550,376	9.5 years	58,910	8.9 years
	1,105,896		465,190